UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments January 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.8%
	Automobiles & Components - 0.7%
180,673	Tesla Motors, Inc.*	$34,544,678

	Banks - 1.9%
3,158,400	Bank of America Corp.	44,659,776
806,171	JP Morgan Chase & Co.	47,967,174

		92,626,950

	Capital Goods - 7.5%
1,624,774	AerCap Holdings N.V.*	49,896,810
965,259	AMETEK, Inc.	45,415,436
743,368	Danaher Corp.	64,412,837
11,598	DigitalGlobe, Inc.*	151,934
1,798,620	Fastenal Co.	72,952,027
1,159,215	Fortune Brands Home & Security, Inc.	56,326,257
796,859	Middleby Corp.*	72,004,179

		361,159,480

	Commercial & Professional Services - 1.3%
63,425	Klarna Holding AB(1)(2)(3)	6,403,066
455,812	Stericycle, Inc.*	54,856,974

		61,260,040

	Consumer Durables & Apparel - 1.8%
652,512	Harman International Industries, Inc.	48,540,368
14,051,460	Samsonite International S.A.	36,422,308

		84,962,676

	Consumer Services - 3.5%
1,978,531	Diamond Resorts International, Inc.*	36,444,541
437,669	Panera Bread Co. Class A*	84,907,786
705,954	Wyndham Worldwide Corp.	45,816,415

		167,168,742

	Diversified Financials - 4.0%
1,928,514	Double Eagle Acquisition Corp.*	19,227,285
2,005,484	Invesco Ltd.	60,024,136
570,690	McGraw Hill Financial, Inc.	48,520,064
531,112	Northern Trust Corp.	32,971,433
728,730	Raymond James Financial, Inc.	31,925,661

		192,668,579

	Energy - 2.7%
447,302	Concho Resources, Inc.*	42,551,839
621,481	Diamondback Energy, Inc.*	46,952,890
325,977	Pioneer Natural Resources Co.	40,404,849

		129,909,578

	Food, Beverage & Tobacco - 4.6%
665,264	Molson Coors Brewing Co. Class B	60,193,087
1,172,933	Mondelez International, Inc. Class A	50,553,412
572,579	Monster Beverage Corp.*	77,315,342
4,048,205	Nomad Foods Ltd.*	35,421,794

		223,483,635

	Health Care Equipment & Services - 8.3%
276,338	athenahealth, Inc.*	39,184,728
506,379	Becton Dickinson and Co.	73,612,315
1,342,957	Cerner Corp.*	77,904,936
604,730	DexCom, Inc.*	43,105,155
2,425,148	Hologic, Inc.*	82,309,523
152,713	Intuitive Surgical, Inc.*	82,594,826

		398,711,483

	Insurance - 1.0%
823,208	American International Group, Inc.	46,494,788

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	Materials - 0.9%
5,828,826	Platform Specialty Products Corp.*	$44,473,942

	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
318,072	Allergan plc*	90,469,219
1,071,941	AstraZeneca plc	69,022,844
2,543,510	Bristol-Myers Squibb Co.	158,104,581
514,349	Celgene Corp.*	51,599,492
804,744	Eisai Co., Ltd.	48,642,079
129,457	Illumina, Inc.*	20,447,733
1,330,190	Merck & Co., Inc.	67,400,727
1,345,949	Mylan N.V.*	70,918,053
76,321	Regeneron Pharmaceuticals, Inc.*	32,061,689

		608,666,417

	Real Estate - 2.8%
784,891	American Tower Corp. REIT	74,046,617
211,909	CBRE Group, Inc. Class A, REIT*	5,927,095
163,880	Equinix, Inc. REIT	50,896,211
81,341	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	3,674,419

		134,544,342

	Retailing - 7.7%
236,483	Advance Auto Parts, Inc.	35,957,240
378,233	Amazon.com, Inc.*	222,022,771
116,585	Honest Co.*(1)(2)(3)	5,318,608
123,196	JAND, Inc. Class A*(1)(2)(3)	1,273,449
77,440	Priceline Group, Inc.*	82,471,277
418,006	Tory Burch LLC*(1)(2)(3)	23,801,252

		370,844,597

	Semiconductors & Semiconductor Equipment - 2.0%
563,558	ASML Holding N.V.	51,757,167
586,645	NXP Semiconductors N.V.*	43,869,313

		95,626,480

	Software & Services - 24.2%
844,777	Akamai Technologies, Inc.*	38,538,727
843,104	Alibaba Group Holding Ltd. ADR*	56,513,261
155,684	Alphabet, Inc. Class A*	118,530,013
249,960	Alphabet, Inc. Class C*	185,707,782
437,933	Apigee Corp.*	3,380,843
445,943	CoStar Group, Inc.*	78,205,024
1,793,965	Facebook, Inc. Class A*	201,300,813
1,596,712	Mobileye N.V.*	43,318,797
1,178,177	ServiceNow, Inc.*	73,294,391
968,449	Splunk, Inc.*	44,829,504
1,188,165	SS&C Technologies Holdings, Inc.	76,387,128
589,614	Tableau Software, Inc. Class A*	47,310,627
3,614,600	Tencent Holdings Ltd.	67,906,373
1,559,419	Workday, Inc. Class A*	98,258,991
510,030	Zillow Group, Inc. Class A*	11,052,350
1,187,258	Zillow Group, Inc. Class C*	24,338,789

		1,168,873,413

	Technology Hardware & Equipment - 4.3%
717,805	Apple, Inc.	69,871,139
606,116	Arista Networks, Inc.*	36,385,144
1,253,154	CDW Corp. of Delaware	48,183,771
287,802	Palo Alto Networks, Inc.*	43,023,521
96,430	Pure Storage, Inc. Class A*	1,254,554
654,892	Pure Storage, Inc. Class B*(1)(2)(3)	8,207,740

		206,925,869

	Transportation - 1.0%
692,057	Kansas City Southern	49,053,000

	Total Common Stocks (cost $4,532,400,333)	4,471,998,689

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

Corporate Bonds - 0.1%
	Internet - 0.1%
$ 2,665,674	DraftKings, Inc. 5.00%, 12/23/2016(1)(2)(3)	$2,665,674

	Total Corporate Bonds (cost $2,665,674)	2,665,674

Preferred Stocks - 6.7%
	Capital Goods - 0.4%
4,106,956	Lithium Technology Corp.*(1)(2)(3)	20,616,919

	Consumer Durables & Apparel - 0.2%
923,832	One Kings Lane, Inc.*(1)(2)(3)	11,862,003

	Consumer Services - 0.1%
2,428,921	DraftKings, Inc.*(1)(2)(3)	4,930,709

	Materials - 0.2%
470,535	Rubicon Minerals Corp.(1)(2)(3)	8,050,383

	Real Estate - 0.8%
2,437,006	Redfin Corp. Series G*(1)(2)(3)	7,798,419
404,267	WeWork Companies, Inc. Class D-1*(1)(2)(3)	18,261,963
317,638	WeWork Companies, Inc. Class D-2*(1)(2)(3)	14,348,670

		40,409,052

	Retailing - 0.4%
443,446	Forward Ventures, Inc.*(1)(2)(3)	15,564,955
275,096	JAND, Inc. Series D*(1)(2)(3)	2,843,604

		18,408,559

	Software & Services - 4.4%
1,526,069	Birst, Inc. Series F*(1)(2)(3)	6,440,011
387,642	Cloudera, Inc.*(1)(2)(3)	8,121,100
5,668,755	Essence Group Holdings Corp.*(1)(2)(3)	9,353,446
879,475	ForeScout Technologies, Inc.*(1)(2)(3)	9,393,057
169,309	General Assembly Space, Inc.*(1)(2)(3)	7,469,712
743,470	Lookout, Inc. Series F*(1)(2)(3)	6,349,234
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	12,498,355
610,175	Nutanix, Inc.*(1)(2)(3)	7,785,833
282,178	Pinterest, Inc. Series G*(1)(2)(3)	9,116,018
2,311,920	Uber Technologies, Inc.*(1)(2)(3)	112,757,489
566,228	Veracode, Inc.*(1)(2)(3)	12,038,007
3,194,823	Zuora, Inc. Series F*(1)(2)(3)	10,894,346

		212,216,608

	Telecommunication Services - 0.2%
19,187	DocuSign, Inc. Series B*(1)(2)(3)	290,683
5,747	DocuSign, Inc. Series B-1*(1)(2)(3)	87,067
13,788	DocuSign, Inc. Series D*(1)(2)(3)	208,888
356,583	DocuSign, Inc. Series E*(1)(2)(3)	5,402,233
74,347	DocuSign, Inc. Series F*(1)(2)(3)	1,126,357

		7,115,228

	Total Preferred Stocks (cost $231,697,095)	323,609,461

Convertible Preferred Stocks - 0.3%
	Retailing - 0.3%
272,032	Honest Co. Series C *(1)(2)(3)	12,410,100

	Total Convertible Preferred Stocks (cost $7,360,452)	12,410,100

	Total Long-Term Investments (cost $4,774,123,554)	4,810,683,924

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
44,271,697	Federated Prime Obligations Fund	44,271,697

	Total Short-Term Investments (cost $44,271,697)	44,271,697

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

Total Investments (cost $4,818,395,251)^	100.8%	$	4,854,955,621
Other Assets and Liabilities	(0.8)%		(37,574,272)

Total Net Assets	100.0%	$	4,817,381,349

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$430,220,218
Unrealized Depreciation	(393,659,848)

Net Unrealized Appreciation	$36,560,370

*	Non-income producing.
(1)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2016, the aggregate fair value of these securities was $387,363,769, which represents 8.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)

The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
03/2015	1,526,069	Birst, Inc. Series F Preferred	$8,913,616
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
02/2014	19,187	DocuSign, Inc. Series B Preferred	251,971
02/2014	5,747	DocuSign, Inc. Series B-1 Preferred	75,472
02/2014	13,788	DocuSign, Inc. Series D Preferred	181,069
02/2014	356,583	DocuSign, Inc. Series E Preferred	4,682,791
04/2015	74,347	DocuSign, Inc. Series F Preferred	1,419,515
12/2015	2,665,674	DraftKings, Inc.	2,665,674
02/2014	2,428,921	DraftKings, Inc. Preferred	4,375,172
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2015	879,475	ForeScout Technologies, Inc. Preferred	10,436,730
11/2014	443,446	Forward Ventures, Inc. Preferred	13,805,011
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,680
08/2014	116,585	Honest Co.	3,154,475
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,452
04/2015	123,196	JAND, Inc. Class A	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2015	63,425	Klarna Holding AB	6,956,488
08/2013	4,106,956	Lithium Technology Corp. Preferred	20,017,303
07/2014	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
08/2014	610,175	Nutanix, Inc. Preferred	8,174,209
01/2014	923,832	One Kings Lane, Inc. Preferred	14,242,718
03/2015	282,178	Pinterest, Inc. Series G Preferred	10,128,909
04/2014	654,892	Pure Storage, Inc. Class B	10,298,766
12/2014	2,437,006	Redfin Corp. Series G Preferred	8,036,515
09/2015	470,535	Rubicon Minerals Corp. Preferred	9,392,114
11/2013	418,006	Tory Burch LLC	32,761,838
06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

08/2014	566,228	Veracode, Inc. Preferred	10,455,910
12/2014	81,341	WeWork Companies, Inc. Class A, REIT	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$297,664,153

At January 31, 2016, the aggregate value of these securities was $387,363,769, which represents 8.0% of total net assets.

(3)

Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2016, the aggregate value of these securities was $387,363,769, which represents 8.0% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments January 31, 2016 (Unaudited)

Diversification by Sector

as of January 31, 2016

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.7%
Consumer Staples	4.6
Energy	2.7
Financials	9.7
Health Care	20.9
Industrials	10.9
Information Technology	35.2
Materials	1.1
Total	99.8%
Fixed Income Securities
Corporate Bonds	0.1%
Short-Term Investments	0.9
Other Assets & Liabilities	(0.8)
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The Hartford Growth Opportunities Fund
Schedule of Investments January 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$34,544,678	$34,544,678	$—	$—
Banks	92,626,950	92,626,950	—	—
Capital Goods	361,159,480	361,159,480	—	—
Commercial & Professional Services	61,260,040	54,856,974	—	6,403,066
Consumer Durables & Apparel	84,962,676	48,540,368	36,422,308	—
Consumer Services	167,168,742	167,168,742	—	—
Diversified Financials	192,668,579	192,668,579	—	—
Energy	129,909,578	129,909,578	—	—
Food, Beverage & Tobacco	223,483,635	223,483,635	—	—
Health Care Equipment & Services	398,711,483	398,711,483	—	—
Insurance	46,494,788	46,494,788	—	—
Materials	44,473,942	44,473,942	—	—
Pharmaceuticals, Biotechnology & Life Sciences	608,666,417	491,001,494	117,664,923	—
Real Estate	134,544,342	130,869,923	—	3,674,419
Retailing	370,844,597	340,451,288	—	30,393,309
Semiconductors & Semiconductor Equipment	95,626,480	95,626,480	—	—
Software & Services	1,168,873,413	1,100,967,040	67,906,373	—
Technology Hardware & Equipment	206,925,869	198,718,129	—	8,207,740
Transportation	49,053,000	49,053,000	—	—
Corporate Bonds	2,665,674	—	—	2,665,674
Preferred Stocks	323,609,461	—	—	323,609,461
Convertible Preferred Stocks	12,410,100	—	—	12,410,100
Short-Term Investments	44,271,697	44,271,697	—	—

Total	$4,854,955,621	$4,245,598,248	$221,993,604	$387,363,769

(1) For the period ended January 31, 2016, investments valued at $105,445,152 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

a)

Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).

b)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended January 31, 2016:

	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Preferred Stocks	Total
Beginning balance	$37,713,485	$11,202,141	$-	$313,107,397	$362,023,023
Purchases	10,298,766		2,665,674	10,436,730	23,401,170
Sales				(10,298,768)	(10,298,768)
Accrued discounts/(premiums)					-
Total realized gain/(loss)					-
Net change in unrealized appreciation/depreciation	666,283	1,207,958		10,364,103	12,238,344
Transfers into Level 3(1)	-	-	-	-	-
Transfers out of Level 3(1)	-	-	-	-	-

Ending balance	$48,678,534	$12,410,099	$2,665,674	$323,609,462	$387,363,769

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2016 was $12,478,278.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Municipal Real Return Fund
Schedule of Investments January 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 96.7%
	Alabama - 1.0%
	County of Jefferson, AL, Sewer Rev
$ 1,500,000	5.00%, 10/01/2018	$1,614,390

	Alaska - 1.4%
	Alaska Municipal Bond Bank Auth Rev
375,000	5.75%, 09/01/2033	421,419
	Anchorage, AK, GO
610,000	5.25%, 08/01/2028	677,387
	CIVICVentures, AK
1,000,000	5.00%, 09/01/2026	1,204,190

		2,302,996

	Arizona - 1.0%
	Arizona State Health Fac Auth Hospital System Rev
1,000,000	5.00%, 02/01/2020	1,135,620
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265,000	6.20%, 07/15/2032	273,504
	Sundance, AZ, Community Fac Dist
222,000	7.13%, 07/01/2027(1)	222,104

		1,631,228

	California - 14.2%
	California State Communities DA Rev
570,000	1.19%, 04/01/2036(2)	504,079
1,000,000	5.00%, 10/01/2022	1,076,080
250,000	5.50%, 07/01/2037(3)	3
	California State Dept Water Resources Supply Rev
500,000	5.00%, 05/01/2022	546,145
	California State Health Facilities
1,000,000	6.00%, 07/01/2029	1,162,500
	California State Public Works Board, State University Trustees
170,000	6.13%, 04/01/2029	195,833
	Corona-Norco California University
1,530,000	4.00%, 09/01/2019	1,651,635
	El Dorado, CA, Irrigation Dist
300,000	5.38%, 08/01/2024	339,543
	Elk Grove Finance Auth
315,000	5.00%, 09/01/2031	369,391
	Foothill-Eastern Transportation Corridor Agency
435,000	5.00%, 01/15/2053(2)	456,820
	Golden State Tobacco Securitization Corp.
425,000	5.00%, 06/01/2017	447,534
	Hemet, CA, Unif School Dist FA Special Tax
1,000,000	5.00%, 09/01/2031	1,114,940
	Huntington Park, CA, Public FA Rev
400,000	5.25%, 09/01/2019	405,372
	Irvine, CA, Improvement Bond Act
1,000,000	4.00%, 09/02/2019	1,087,560
	Los Angeles, CA, Regional Airports Improvement Corp.
1,100,000	5.00%, 01/01/2020	1,242,571
	Oakland, CA, Airport Rev
1,000,000	5.00%, 05/01/2026	1,135,290
	San Bernardino, CA, Community College Dist GO
500,000	6.38%, 08/01/2026	569,110
	San Buenaventura, CA, Rev
500,000	5.25%, 12/01/2017	529,845
	San Diego, CA, Redev Agency, Centre City Sub Pkg
60,000	5.25%, 09/01/2026	60,201
	San Francisco City & County, CA, Redev FA
1,120,000	6.50%, 08/01/2032	1,296,680
	San Joaquin Hills, CA, Transporation Auth
290,000	5.00%, 01/15/2029	330,583
	San Jose, CA, Redev Agency
1,000,000	6.50%, 08/01/2019	1,122,230

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	Santa Cruz County, CA, Redev Agency
$ 665,000	6.63%, 09/01/2029	$768,673
	Santa Margarita, CA, Water Dist Special Tax
500,000	5.00%, 09/01/2024	564,070
500,000	5.00%, 09/01/2025	555,150
970,000	5.00%, 09/01/2028	1,099,262
	Southern California State Public Power Auth
500,000	5.00%, 07/01/2023	559,380
	Temecula, CA, Redev Agency Tax Allocation Rev
225,000	5.63%, 12/15/2038	230,834
	Tuolumne, CA, Wind Proj Auth Rev
1,000,000	5.88%, 01/01/2029	1,127,810
	Twin Rivers, CA, Unif School Dist Certificates of Participation
700,000	3.20%, 06/01/2035(2)	701,414
	Ventura County, CA, Certificates of Participation
1,250,000	5.63%, 08/15/2027	1,440,787
	Washington Township, CA, Health Care Dist Rev
1,000,000	6.00%, 07/01/2029	1,116,510

		23,807,835

	Colorado - 0.4%
	University of Colorado Enterprise Rev
600,000	5.75%, 06/01/2028	695,184

	Connecticut - 1.3%
	City of Hartford, CT, GO
950,000	5.00%, 07/01/2027	1,147,163
	City of New Haven, CT, GO
1,000,000	5.00%, 11/01/2017	1,068,810

		2,215,973

	Delaware - 0.8%
	Delaware State Transportation Auth
1,180,000	5.00%, 07/01/2025	1,341,731

	District of Columbia - 2.7%
	District of Columbia University Rev
3,000,000	5.25%, 04/01/2034(2)	3,293,160
	Metropolitan Washington, DC, Airport Auth System Rev
1,035,000	5.00%, 10/01/2022	1,239,847

		4,533,007

	Florida - 6.6%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	163,897
120,000	5.00%, 10/01/2020	139,131
285,000	5.00%, 10/01/2021	336,730
	Collier County, FL, Industrial Development Auth
500,000	6.50%, 05/15/2020(1)	500,695
500,000	7.00%, 05/15/2024(1)	570,580
	Greater Orlando, FL, Aviation Auth
1,500,000	5.00%, 10/01/2021	1,779,405
1,000,000	5.00%, 10/01/2024	1,166,780
	Jacksonville, FL, Econ Development Commission
2,000,000	6.25%, 09/01/2027(1)	2,109,220
	Miami Beach, FL, Health Fac Auth
190,000	5.00%, 11/15/2020	218,494
	Miami-Dade County Expressway Auth
625,000	5.00%, 07/01/2024	769,481
	Miami-Dade County, FL, Aviation Rev
530,000	5.00%, 10/01/2027	630,774
	Miami-Dade County, FL, School Board
1,000,000	5.00%, 08/01/2027(4)	1,222,280
	Palm Beach County Health
1,000,000	6.80%, 06/01/2025	1,179,920
	River Bend Community Development Dist, Capital Improvement Rev
360,000	7.13%, 11/01/2015(3)	46,440

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	Village, FL, Community Development Dist No. 11
$ 250,000	3.25%, 05/01/2019	$250,510

		11,084,337

	Georgia - 1.4%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000,000	5.00%, 01/01/2023	2,286,200

	Hawaii - 1.0%
	Hawaii State Dept of Transportation
1,000,000	5.00%, 08/01/2022	1,193,280
	Hawaii State Harbor System Rev
500,000	5.38%, 01/01/2020	501,725

		1,695,005

	Idaho - 1.0%
	Idaho State Bond Bank Auth Rev
1,470,000	5.63%, 09/15/2026	1,654,103

	Illinois - 17.1%
	Chicago Transit Auth
100,000	5.25%, 06/01/2022	106,622
	Chicago, IL, Board of Education
825,000	6.00%, 01/01/2020	885,439
	Chicago, IL, O’Hare International Airport Rev
825,000	5.00%, 01/01/2023	961,323
1,500,000	5.00%, 01/01/2026	1,739,730
	Chicago, IL, Park Dist, GO
2,670,000	5.00%, 01/01/2025	3,015,418
	City of Chicago, IL, GO
785,000	4.00%, 01/01/2018	797,560
300,000	5.00%, 12/01/2023	309,447
1,000,000	5.50%, 01/01/2030	1,034,820
	City of Chicago, IL, Wastewater Transmission Rev
285,000	5.00%, 01/01/2028	322,369
715,000	5.00%, 01/01/2029	804,632
	City of Chicago, IL, Waterworks Rev
260,000	5.00%, 11/01/2017	267,631
1,205,000	5.00%, 11/01/2029	1,317,234
	Huntley, IL, Special Service No. 9
1,500,000	5.10%, 03/01/2028	1,568,235
	Illinois State FA Rev
1,000,000	5.00%, 10/01/2023	1,209,710
335,000	5.00%, 11/15/2028	400,526
1,000,000	5.00%, 11/15/2031	1,172,460
1,000,000	5.00%, 11/15/2033	1,159,210
625,000	5.00%, 11/15/2034	724,525
	Illinois State GO
1,000,000	5.00%, 01/01/2022	1,091,020
2,000,000	5.25%, 01/01/2021	2,266,500
	Illinois State Toll Highway Auth
1,000,000	5.00%, 01/01/2027	1,178,590
	Kane Cook & DuPage Counties GO
1,400,000	5.00%, 01/01/2031	1,589,518
	Kane McHenry Cook & DeKalb Counties, IL, USD
625,000	5.00%, 01/01/2027	739,794
	Met Pier & Exposition Auth, IL, Revenue
1,000,000	5.00%, 12/15/2035	1,097,060
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.50%, 06/01/2023	1,180,450
	Springfield, IL, Water Rev
500,000	5.25%, 03/01/2026	544,125
	State of Illinois
1,000,000	5.00%, 02/01/2026	1,116,370

		28,600,318

	Indiana - 1.3%
	Indiana State Housing and Community DA
1,015,000	4.55%, 07/01/2027	1,023,090

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	University of Southern Indiana
$ 820,000	5.00%, 10/01/2022	$939,523
250,000	5.00%, 10/01/2023	286,150

		2,248,763

	Kentucky - 0.9%
	Kentucky Public Transportation Inf Auth
230,000	5.00%, 07/01/2017	241,825
	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives
1,085,000	5.00%, 12/01/2023	1,277,533

		1,519,358

	Louisiana - 2.0%
	Louisana State, Tobacco Settlement Financing Corp.
1,500,000	5.00%, 05/15/2026	1,578,675
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
1,155,000	6.00%, 11/15/2030	1,194,593
	New Orleans, LA, Aviation Board
500,000	5.00%, 01/01/2034	567,625

		3,340,893

	Maryland - 0.6%
	Westminster MarylandRev
1,000,000	3.88%, 07/01/2019	1,029,460

	Massachusetts - 0.6%
	Massachusetts State Development Fin Agency Rev
925,000	5.00%, 01/01/2017	959,586

	Michigan - 1.3%
	Michigan Finance Auth
600,000	5.00%, 07/01/2018	650,280
335,000	5.00%, 07/01/2027	394,684
335,000	5.00%, 07/01/2028	391,970
350,000	5.00%, 07/01/2029	407,053
	Wayne County, MI, Airport Auth Rev
275,000	5.00%, 12/01/2030	323,551

		2,167,538

	Missouri - 0.1%
	Stone Canyon, MO, Community Improvement Dist Rev
1,000,000	5.75%, 04/01/2027(3)	220,000

	Nevada - 0.2%
	Las Vegas, NV, Special Improvement Dist
400,000	5.00%, 06/01/2028	426,320

	New Jersey - 1.1%
	New Jersey State Econ DA
625,000	4.88%, 09/15/2019	672,419
1,000,000	5.00%, 09/01/2021	1,096,490

		1,768,909

	New York - 10.8%
	City of New York, NY
1,000,000	6.25%, 10/15/2028	1,143,439
	Liberty, NY, Corp. Development Goldman Sachs Headquarters
1,000,000	5.25%, 10/01/2035	1,226,220
	Metropolitan Transportation Auth, NY, Rev
3,000,000	5.25%, 11/15/2023	3,566,190
	New York City Housing Development Corp.
395,000	4.50%, 02/15/2048	420,833
	New York Mortgage Agency Rev
500,000	3.50%, 10/01/2034	522,635
	New York State Dormitory Auth Rev
970,000	5.00%, 03/15/2028	1,049,986
1,500,000	5.00%, 03/15/2030	1,851,960
2,000,000	5.00%, 03/15/2031	2,430,720
2,000,000	5.38%, 03/01/2029	2,250,260

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	New York State Liberty Development Corp. Rev
$ 765,000	5.15%, 11/15/2034(1)	$804,099
	Newburth, NY, GO
610,000	5.00%, 06/15/2017	635,632
645,000	5.00%, 06/15/2018	686,719
	Ulster County, NY, Capital Resource Corp. Rev
575,000	0.00%, 09/15/2044(1)(5)	457,827
	Ulster County, NY, Industrial Development Agency
1,000,000	6.00%, 09/15/2027	1,015,990

		18,062,510

	Ohio - 2.3%
	Cuyahoga, OH, Community College Dist
1,200,000	5.00%, 08/01/2027	1,374,804
	Dayton, OH, City School Dist GO
2,000,000	5.00%, 11/01/2027	2,527,020

		3,901,824

	Oklahoma - 1.5%
	Norman, OK, Regional Hospital Auth Rev
2,310,000	5.25%, 09/01/2019	2,455,761

	Other U.S. Territories - 1.9%
	Guam Government Business Privilege Tax Rev
1,500,000	5.00%, 01/01/2027	1,689,660
	Guam Government Power Auth Rev
1,000,000	5.00%, 10/01/2023	1,193,660
	Puerto Rico Highway & Transportation Auth
380,000	4.95%, 07/01/2026	383,534

		3,266,854

	Pennsylvania - 5.3%
	Commonwealth FA
1,000,000	5.00%, 06/01/2026	1,201,290
	Montgomery County, PA, Higher Education and Health
1,000,000	5.00%, 10/01/2023	1,129,370
	Pennsylvania State Turnpike Commission Rev
665,000	6.00%, 06/01/2028	738,369
	Pennsylvania State, PA, GO
750,000	5.00%, 08/15/2023	915,413
	Philadelphia, PA, GO
1,000,000	5.25%, 08/01/2019	1,134,150
	Pittsburgh, PA, School Dist GO
1,570,000	5.00%, 09/01/2021	1,860,183
750,000	5.00%, 09/01/2023	879,855
	Susquehanna Area Regional Airport Auth
1,000,000	5.00%, 01/01/2018	1,055,190

		8,913,820

	Rhode Island - 2.3%
	Cranston, RI, GO
1,410,000	5.00%, 07/01/2018	1,532,021
	Rhode Island Health & Educational Bldg Corp.
1,215,000	5.00%, 05/15/2018	1,304,959
800,000	5.00%, 05/15/2027	963,280

		3,800,260

	South Carolina - 0.7%
	South Carolina St Jobs-Econ DA Rev
1,000,000	5.25%, 08/01/2024	1,160,930

	South Dakota - 0.3%
	South Dakota State Health & Educational FA
415,000	5.00%, 11/01/2029	487,119

	Tennessee - 0.6%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
1,000,000	5.50%, 07/01/2031	1,019,620

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	Texas - 5.2%
	Dallas-Fort Worth, TX, International Airport Rev
$ 750,000	5.00%, 11/01/2023	$859,020
	Harris County - Houston, TX
250,000	5.00%, 11/15/2032	285,030
	Houston, TX, Utility System Rev
2,000,000	6.00%, 11/15/2036	2,307,420
	North Texas Tollway Auth Rev
1,000,000	5.00%, 01/01/2030	1,168,260
370,000	6.00%, 01/01/2025	403,452
	Tarrant County, TX, Cultural Education Fac
305,000	3.88%, 11/15/2020	307,748
550,000	5.00%, 10/01/2034	594,919
1,000,000	6.25%, 11/15/2029	1,142,250
	Texas State Municipal Gas Acquisition & Supply Corp.
1,000,000	5.25%, 12/15/2017	1,074,910
	Texas State Transportation Commission Turnpike System
550,000	5.00%, 08/15/2032	631,823

		8,774,832

	Vermont - 0.4%
	Vermont State Econ DA Waste
600,000	4.75%, 04/01/2036(1)(2)	602,658

	Virginia - 0.3%
	Virginia State Resources Auth Infrastructure
500,000	5.00%, 11/01/2024	555,865

	Washington - 3.6%
	FYI Properties, WA, Lease Rev
2,285,000	5.50%, 06/01/2034	2,599,736
	Washington State Health Care Fac Auth Rev
590,000	5.00%, 01/01/2026	705,947
1,820,000	5.00%, 03/01/2029	2,156,591
	Washington State Housing Finance Commission
550,000	6.50%, 07/01/2030(1)	566,731

		6,029,005

	West Virginia - 0.9%
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500,000	2.25%, 01/01/2041(2)	1,508,250

	Wisconsin - 2.6%
	Milwaukee County, WI, Airport Rev
1,705,000	5.00%, 12/01/2024	2,023,596
	Wisconsin State
125,000	5.75%, 05/01/2033	142,828
865,000	6.00%, 05/01/2036	991,947
	Wisconsin State Health & Educational Fac Auth Rev
1,000,000	5.00%, 11/15/2027	1,187,340

		4,345,711

	Total Municipal Bonds (cost $153,358,885)	162,028,153

	Total Long-Term Investments (cost $153,358,885)	162,028,153

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
5,493,742	JP Morgan Tax Free Money Market Fund	5,493,742

	Total Short-Term Investments (cost $5,493,742)	5,493,742

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

Total Investments (cost $158,852,627)^	100.0%	$167,521,895
Other Assets and Liabilities	0.0%	4,187

Total Net Assets	100.0%	$167,526,082

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	10,064,644
Unrealized Depreciation		(1,395,376)

Net Unrealized Appreciation	$	8,669,268

(1)

Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2016, the aggregate value of these securities was $5,833,914, which represents 3.5% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2016.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,119,600 at January 31, 2016.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2016

Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.53% Fixed	CPURNSA	USD	3,335,000	03/03/17	$—	$—	$(41,984)	$(41,984)
BCLY	1.64% Fixed	CPURNSA	USD	3,700,000	01/15/20	—	—	(85,818)	(85,818)
BCLY	1.86% Fixed	CPURNSA	USD	3,600,000	01/15/20	—	—	(153,032)	(153,032)
BCLY	2.11% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	(424,213)	(424,213)
BCLY	2.79% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	(989,577)	(989,577)
BCLY	2.98% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	(1,307,638)	(1,307,638)
BNP	1.07% Fixed	CPURNSA	USD	6,275,000	02/03/17	—	—	(40,235)	(40,235)
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(157,421)	(157,421)
BOA	2.45% Fixed	CPURNSA	USD	7,800,000	03/22/17	—	—	(551,852)	(551,852)
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	(42,457)	(42,457)
CBK	2.33% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(34,153)	(34,153)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(129,460)	(129,460)
DEUT	1.46% Fixed	CPURNSA	USD	6,785,000	03/02/17	—	—	(77,140)	(77,140)
DEUT	1.48% Fixed	CPURNSA	USD	3,155,000	03/02/17	—	—	(37,075)	(37,075)
DEUT	1.55% Fixed	CPURNSA	USD	5,020,000	09/02/20	—	—	(46,734)	(46,734)
DEUT	1.86% Fixed	CPURNSA	USD	1,475,000	12/02/24	—	—	(27,195)	(27,195)
DEUT	1.95% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	(56,929)	(56,929)
DEUT	1.96% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	(316,051)	(316,051)
DEUT	2.02% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	(95,996)	(95,996)
DEUT	2.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	(250,962)	(250,962)
JPM	1.80% Fixed	CPURNSA	USD	5,080,000	11/03/25	—	—	(56,424)	(56,424)
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(699,082)	(699,082)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	—	—	(151,971)	(151,971)
JPM	2.97% Fixed	CPURNSA	USD	6,800,000	04/14/26	—	—	(1,533,073)	(1,533,073)
MSC	2.60% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	(186,085)	(186,085)
UBS	2.65% Fixed	CPURNSA	USD	5,250,000	03/04/18	—	—	(490,751)	(490,751)
UBS	2.75% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	(989,577)	(989,577)
UBS	2.79% Fixed	CPURNSA	USD	7,800,000	04/13/18	—	—	(833,266)	(833,266)
UBS	2.95% Fixed	CPURNSA	USD	5,750,000	03/07/26	—	—	(1,266,266)	(1,266,266)

Total						$—	$—	$(11,072,417)	$(11,072,417)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:

USD	United States Dollar

Index Abbreviations:

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:

OTC	Over-the-Counter

Municipal Abbreviations:

DA	Development Authority
FA	Finance Authority
GO	General Obligation
Rev	Revenue
USD	United School District

The Hartford Municipal Real Return Fund
Schedule of Investments January 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Municipal Bonds	$162,028,153	$—	$162,028,153	$—
Short-Term Investments	5,493,742	5,493,742	—	—

Total	$167,521,895	$5,493,742	$162,028,153	$—

Liabilities
Swaps - Interest Rate(2)	$(11,072,417)	$—	$(11,072,417)	$—

Total	$(11,072,417)	$—	$(11,072,417)	$—

(1) For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford SmallCap Growth Fund
Schedule of Investments January 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Automobiles & Components - 0.9%
49,500	American Axle & Manufacturing Holdings, Inc.*	$634,590
24,623	Cooper Tire & Rubber Co.	897,755
162,185	Tenneco, Inc.*	6,197,089

		7,729,434

	Banks - 3.4%
43,808	BofI Holding, Inc.*	751,745
331,235	EverBank Financial Corp.	4,660,477
112,700	FCB Financial Holdings, Inc. Class A*	3,788,974
253,405	First Merchants Corp.	5,792,838
89,150	Flushing Financial Corp.	1,961,300
133,620	Great Western Bancorp, Inc.	3,490,155
7,370	LendingTree, Inc.*	543,095
480,314	MGIC Investment Corp.*	3,179,679
94,010	Sandy Spring Bancorp, Inc.	2,500,666
200,200	Sterling Bancorp	3,145,142
19,100	Walker & Dunlop, Inc.*	457,636

		30,271,707

	Capital Goods - 7.5%
202,620	AAON, Inc.	4,362,409
22,200	Aegion Corp.*	400,266
60,704	Aerojet Rocketdyne Holdings, Inc.*	998,581
175,546	Altra Industrial Motion Corp.	3,942,763
12,872	American Woodmark Corp.*	888,168
10,422	Argan, Inc.	313,911
133,621	Astronics Corp.*	4,307,941
123,116	AZZ, Inc.	6,338,012
16,070	Comfort Systems USA, Inc.	455,424
26,752	Continental Building Products, Inc.*	399,675
17,400	Douglas Dynamics, Inc.	345,564
14,800	DXP Enterprises, Inc.*	232,064
17,363	Dycom Industries, Inc.*	1,150,472
20,453	Encore Wire Corp.	761,056
47,475	Esterline Technologies Corp.*	3,736,757
19,700	FreightCar America, Inc.	375,285
183,575	Generac Holdings, Inc.*	5,217,201
47,652	General Cable Corp.	558,481
16,600	Global Brass & Copper Holdings, Inc.	343,786
149,270	Heico Corp. Class A	6,926,128
20,913	Hyster-Yale Materials Handling, Inc.	1,086,221
57,880	Lennox International, Inc.	6,935,182
11,768	Lydall, Inc.*	332,446
104,366	Meritor, Inc.*	712,820
62,204	Taser International, Inc.*	957,320
58,950	Teledyne Technologies, Inc.*	4,789,687
92,614	Toro Co.	6,901,595
97,829	Triumph Group, Inc.	2,494,640
50,923	Wabash National Corp.*	563,208

		66,827,063

	Commercial & Professional Services - 4.2%
10,256	Brink’s Co.	301,526
25,814	CEB, Inc.	1,522,510
117,284	Deluxe Corp.	6,556,176
176,960	Exponent, Inc.	9,079,817
144,445	GP Strategies Corp.*	3,494,124
41,330	Herman Miller, Inc.	1,058,875
12,074	Insperity, Inc.	542,485
47,639	Interface, Inc.	804,623
34,400	Korn/Ferry International	1,059,864
164,855	On Assignment, Inc.*	6,371,646
59,623	RPX Corp.*	690,434
8,314	UniFirst Corp.	875,464

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

107,527	WageWorks, Inc.*	$	4,810,758

			37,168,302

	Consumer Durables & Apparel - 5.2%
146,781	G-III Apparel Group Ltd.*		7,245,110
20,779	Helen of Troy Ltd.*		1,857,019
10,953	iRobot Corp.*		371,636
350,467	Kate Spade & Co.*		6,241,817
52,211	Nautilus, Inc.*		1,017,070
91,409	Oxford Industries, Inc.		6,385,833
4,380	Polaris Industries, Inc.		323,419
50,938	Smith & Wesson Holding Corp.*		1,098,223
237,823	Steven Madden Ltd.*		7,679,305
15,711	Sturm Ruger & Co., Inc.		924,593
134,705	Taylor Morrison Home Corp. Class A*		1,623,195
135,690	TopBuild Corp.*		3,633,778
334,753	Vince Holding Corp.*		1,730,673
127,262	Vista Outdoor, Inc.*		6,135,301
38,775	ZAGG, Inc.*		357,506

			46,624,478

	Consumer Services - 5.5%
23,700	American Public Education, Inc.*		373,986
9,563	BJ’s Restaurants, Inc.*		410,157
460,233	Bloomin’ Brands, Inc.		8,127,715
31,000	Boyd Gaming Corp.*		552,110
94,936	Brinker International, Inc.		4,722,117
18,991	Capella Education Co.		833,895
19,828	Chuy’s Holdings, Inc.*		677,919
3,024	Cracker Barrel Old Country Store, Inc.		396,839
310,808	Del Frisco’s Restaurant Group, Inc.*		4,923,199
19,700	Domino’s Pizza, Inc.		2,244,421
100,430	Dunkin’ Brands Group, Inc.		3,952,925
38,442	Grand Canyon Education, Inc.*		1,447,341
41,261	Isle of Capri Casinos, Inc.*		522,364
438,349	La Quinta Holdings, Inc.*		4,970,878
67,637	LifeLock, Inc.*		810,291
111,474	Marriott Vacations Worldwide Corp.		5,505,701
27,442	Papa John’s International, Inc.		1,310,355
28,105	Pinnacle Entertainment, Inc.*		858,327
19,531	Sonic Corp.		573,821
18,000	Strayer Education, Inc.*		961,020
23,471	Weight Watchers International, Inc.*		297,847
177,459	Wingstop, Inc.*		4,305,155

			48,778,383

	Diversified Financials - 1.7%
81,200	Cowen Group, Inc. Class A*		232,232
100,965	Evercore Partners, Inc. Class A		4,560,589
182,475	HFF, Inc. Class A*		5,213,311
36,214	KCG Holdings, Inc. Class A*		370,107
43,265	MarketAxess Holdings, Inc.		5,028,691

			15,404,930

	Energy - 1.1%
66,580	Alon USA Energy, Inc.		837,576
18,500	CVR Energy, Inc.		647,870
11,805	Matrix Service Co.*		223,823
62,277	Pioneer Energy Services Corp.*		85,319
16,358	REX American Resources Corp.*		874,008
232,723	RSP Permian, Inc.*		5,480,627
39,470	Western Refining, Inc.		1,298,563

			9,447,786

	Food & Staples Retailing - 2.6%
97,350	Casey’s General Stores, Inc.		11,754,039
20,487	Fresh Market, Inc.*		392,531
13,111	Ingles Markets, Inc. Class A		502,938

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

255,031	Natural Grocers by Vitamin Cottage, Inc.*	$4,593,108
82,740	PriceSmart, Inc.	6,334,575

		23,577,191

	Food, Beverage & Tobacco - 2.2%
23,151	Cal-Maine Foods, Inc.	1,168,431
55,848	Dean Foods Co.	1,115,843
34,800	Pilgrim’s Pride Corp.*	771,864
102,370	Post Holdings, Inc.*	5,988,645
16,623	Sanderson Farms, Inc.	1,350,120
110,585	TreeHouse Foods, Inc.*	8,776,026

		19,170,929

	Health Care Equipment & Services - 11.0%
20,601	ABIOMED, Inc.*	1,757,883
79,420	Acadia Healthcare Co., Inc.*	4,847,003
7,100	Amedisys, Inc.*	253,825
9,933	AMN Healthcare Services, Inc.*	279,813
127,840	Anika Therapeutics, Inc.*	4,809,341
15,415	Atrion Corp.	5,788,641
36,546	Centene Corp.*	2,268,045
7,655	Chemed Corp.	1,074,150
120,710	Cynosure, Inc. Class A*	4,369,702
59,138	DexCom, Inc.*	4,215,357
50,800	Ensign Group, Inc.	1,140,460
366,641	Globus Medical, Inc. Class A*	9,147,693
32,915	HealthEquity, Inc.*	709,318
206,200	HealthSouth Corp.	7,379,898
37,425	HeartWare International, Inc.*	1,502,240
68,790	ICU Medical, Inc.*	6,621,037
68,245	LivaNova plc*	3,820,355
15,000	Magellan Health, Inc.*	855,000
36,443	Masimo Corp.*	1,339,280
15,236	Medidata Solutions, Inc.*	651,034
19,600	Meridian Bioscience, Inc.	377,300
32,607	Molina Healthcare, Inc.*	1,790,450
6,000	Natus Medical, Inc.*	211,680
185,255	Omnicell, Inc.*	5,185,287
8,053	Orthofix International N.V.*	317,852
140,537	Quality Systems, Inc.	1,842,440
47,328	Rockwell Medical, Inc.*	296,273
134,255	Team Health Holdings, Inc.*	5,487,002
48,600	Triple-S Management Corp. Class B*	1,083,294
108,785	U.S. Physical Therapy, Inc.	5,564,353
203,645	Vascular Solutions, Inc.*	5,571,727
99,250	WellCare Health Plans, Inc.*	7,541,015

		98,098,748

	Household & Personal Products - 0.2%
15,413	Medifast, Inc.	447,439
11,500	Natural Health Trends Corp.	229,425
6,400	Usana Health Sciences, Inc.*	812,160

		1,489,024

	Insurance - 1.8%
47,633	Ambac Financial Group, Inc.*	668,767
132,745	AMERISAFE, Inc.	6,771,322
5,080	AmTrust Financial Services, Inc.	290,525
47,625	Greenlight Capital Re Ltd. Class A*	924,878
25,591	Heritage Insurance Holdings, Inc.	507,214
151,480	James River Group Holdings Ltd.	5,138,202
70,374	Maiden Holdings Ltd.	900,787
36,400	Universal Insurance Holdings, Inc.	682,136

		15,883,831

	Materials - 4.3%
6,175	AEP Industries, Inc.	522,652
22,510	Berry Plastics Group, Inc.*	700,061

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

175,752	Boise Cascade Co.*	$3,631,036
46,600	Chemtura Corp.*	1,222,784
24,479	Clearwater Paper Corp.*	958,598
550,290	Graphic Packaging Holding Co.	6,251,294
406,553	Headwaters, Inc.*	6,492,652
16,800	Innospec, Inc.	837,480
23,600	Koppers Holdings, Inc.*	399,548
508,200	OMNOVA Solutions, Inc.*	2,668,050
192,606	PolyOne Corp.	5,211,918
33,447	Schweitzer-Mauduit International, Inc.	1,404,774
106,837	Silgan Holdings, Inc.	5,648,472
17,873	Stepan Co.	803,570
14,000	Trinseo S.A.*	333,060
26,064	Worthington Industries, Inc.	797,298

		37,883,247

	Media - 0.2%
52,800	Gray Television, Inc.*	694,320
12,214	Sinclair Broadcast Group, Inc. Class A	403,062
48,896	World Wrestling Entertainment, Inc. Class A	875,238

		1,972,620

	Pharmaceuticals, Biotechnology & Life Sciences - 13.6%
321,860	Achillion Pharmaceuticals, Inc.*	2,175,774
104,850	Acorda Therapeutics, Inc.*	3,860,577
232,672	Aerie Pharmaceuticals, Inc.*	3,848,395
44,086	Agios Pharmaceuticals, Inc.*	1,861,311
146,860	Alder Biopharmaceuticals, Inc.*	3,551,075
277,540	Amicus Therapeutics, Inc.*	1,676,342
87,790	Anacor Pharmaceuticals, Inc.*	6,595,663
313,270	Aratana Therapeutics, Inc.*	1,055,720
337,991	BioCryst Pharmaceuticals, Inc.*	2,355,797
516,850	BioDelivery Sciences International, Inc.*	2,093,242
23,992	BioSpecifics Technologies Corp.*	916,015
31,800	Cambrex Corp.*	1,101,552
137,579	Cepheid*	4,051,701
76,779	Cytokinetics, Inc.*	591,198
12,100	Eagle Pharmaceuticals, Inc.*	869,990
68,992	Emergent Biosolutions, Inc.*	2,525,107
31,258	Enanta Pharmaceuticals, Inc.*	803,331
130,180	Five Prime Therapeutics, Inc.*	4,679,971
153,370	Flexion Therapeutics, Inc.*	2,374,168
121,865	Geron Corp.*	371,688
115,890	Global Blood Therapeutics, Inc.*	2,193,798
123,760	GlycoMimetics, Inc.*	582,910
43,662	Halozyme Therapeutics, Inc.*	384,226
96,990	ImmunoGen, Inc.*	823,445
16,768	INC Research Holdings, Inc. Class A*	706,436
48,708	Insys Therapeutics, Inc.*	845,084
187,430	Intersect ENT, Inc.*	3,341,877
147,290	Ironwood Pharmaceuticals, Inc.*	1,359,487
7,224	Kite Pharma, Inc.*	343,068
17,500	Lannett Co., Inc.*	446,425
12,355	Ligand Pharmaceuticals, Inc.*	1,235,129
25,964	Luminex Corp.*	498,249
147,660	Medicines Co.*	5,103,130
62,900	MiMedx Group, Inc.*	523,328
55,298	Myriad Genetics, Inc.*	2,154,963
121,180	Neurocrine Biosciences, Inc.*	5,156,209
4,598	NewLink Genetics Corp.*	112,007
67,157	Northwest Biotherapeutics, Inc.*	142,373
628,927	Novavax, Inc.*	3,238,974
90,159	Ophthotech Corp.*	4,885,716
325,002	Orexigen Therapeutics, Inc.*	594,754
175,457	Otonomy, Inc.*	2,617,818
143,844	PAREXEL International Corp.*	9,200,262
410,943	PDL Biopharma, Inc.	1,290,361

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

26,998	Pfenex, Inc.*	$239,472
146,502	Portola Pharmaceuticals, Inc.*	4,838,961
20,139	PRA Health Sciences, Inc.*	867,588
22,273	Prestige Brands Holdings, Inc.*	1,039,704
6,516	Prothena Corp. plc*	253,798
119,592	PTC Therapeutics, Inc.*	2,848,681
204,266	Relypsa, Inc.*	3,848,371
172,367	Sciclone Pharmaceuticals, Inc.*	1,377,212
67,518	Spectrum Pharmaceuticals, Inc.*	334,889
63,100	Sucampo Pharmaceuticals, Inc. Class A*	798,215
73,795	Supernus Pharmaceuticals, Inc.*	836,835
107,565	TESARO, Inc.*	3,715,295
52,866	Ultragenyx Pharmaceutical, Inc.*	2,968,426
304,950	XenoPort, Inc.*	1,515,601
142,878	ZIOPHARM Oncology, Inc.*	710,104

		121,331,798

	Real Estate - 1.9%
126,788	Apollo Residential Mortgage, Inc. REIT	1,375,650
58,746	CareTrust, Inc. REIT	602,734
132,635	Coresite Realty Corp. REIT	8,507,209
17,346	Marcus & Millichap, Inc. REIT*	410,059
24,480	Omega Healthcare Investors, Inc. REIT	776,261
42,430	Sabra Healthcare, Inc. REIT	779,015
354,860	Sunstone Hotel Investors, Inc. REIT	4,215,737

		16,666,665

	Retailing - 5.4%
96,800	American Eagle Outfitters, Inc.	1,417,152
9,600	Big Lots, Inc.	372,288
26,584	Buckle, Inc.	755,517
204,488	Burlington Stores, Inc.*	10,987,140
25,141	Cato Corp. Class A	1,013,937
25,839	Chico’s FAS, Inc.	268,467
68,594	Core-Mark Holding Co., Inc.	5,576,006
246,535	DSW, Inc. Class A	5,919,305
40,071	Express, Inc.*	679,604
176,465	Five Below, Inc.*	6,216,862
55,346	Francescas Holding Corp.*	1,008,958
23,985	Hibbett Sports, Inc.*	771,358
138,670	HSN, Inc.	6,525,810
17,952	Nutrisystem, Inc.	355,629
21,300	Outerwall, Inc.	719,940
34,300	Overstock.com, Inc.*	406,798
186,532	Party City Holdco, Inc.*	1,796,303
32,400	PetMed Express, Inc.	583,848
85,025	Pier 1 Imports, Inc.	341,801
47,800	Select Comfort Corp.*	1,006,668
35,322	Tile Shop Holdings, Inc.*	533,715
14,819	Wayfair, Inc. Class A*	669,819

		47,926,925

	Semiconductors & Semiconductor Equipment - 2.6%
15,800	Advanced Energy Industries, Inc.*	443,664
366,893	Integrated Device Technology, Inc.*	9,348,434
105,647	Kulicke & Soffa Industries, Inc.*	1,069,148
163,643	MKS Instruments, Inc.	5,799,508
127,888	SunEdison Semiconductor Ltd.*	792,905
164,076	SunPower Corp.*	4,174,093
55,683	Tessera Technologies, Inc.	1,604,784

		23,232,536

	Software & Services - 18.5%
109,654	Aspen Technology, Inc.*	3,557,176
88,759	Bottomline Technologies de, Inc.*	2,558,034
10,488	BroadSoft, Inc.*	358,795
46,600	CACI International, Inc. Class A*	3,871,062
257,139	Cardtronics, Inc.*	7,922,453

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

97,135	Cass Information Systems, Inc.	$4,944,172
130,268	comScore, Inc.*	5,019,226
60,010	CSG Systems International, Inc.	2,096,749
44,480	Demandware, Inc.*	1,887,286
57,870	EarthLink Holdings Corp.	342,590
27,361	Ellie Mae, Inc.*	1,910,619
220,213	Envestnet, Inc.*	5,163,995
102,748	EPAM Systems, Inc.*	7,695,825
5,900	Euronet Worldwide, Inc.*	470,643
294,823	Everyday Health, Inc.*	1,356,186
173,409	Exlservice Holdings, Inc.*	7,571,037
95,123	Fair Isaac Corp.	9,090,905
427,811	Five9, Inc.*	3,563,666
164,856	Fleetmatics Group plc*	7,156,399
48,636	Gigamon, Inc.*	1,271,831
62,343	Heartland Payment Systems, Inc.	5,740,543
89,386	HubSpot, Inc.*	3,628,178
26,641	Imperva, Inc.*	1,373,610
103,605	j2 Global, Inc.	7,512,399
19,775	LogMeIn, Inc.*	1,033,046
17,241	Luxoft Holding, Inc.*	1,294,454
142,135	Manhattan Associates, Inc.*	8,194,083
93,044	Marketo, Inc.*	1,768,766
137,767	MAXIMUS, Inc.	7,352,625
4,036	MicroStrategy, Inc. Class A*	696,250
33,809	NeuStar, Inc. Class A*	831,025
19,200	NIC, Inc.	379,968
145,704	Paycom Software, Inc.*	4,392,976
22,707	Pegasystems, Inc.	533,615
28,818	Proofpoint, Inc.*	1,451,275
118,997	PTC, Inc.*	3,523,501
87,873	Q2 Holdings, Inc.*	1,903,329
12,303	Stamps.com, Inc.*	1,154,267
54,455	Sykes Enterprises, Inc.*	1,603,155
7,800	Syntel, Inc.*	369,252
14,485	Take-Two Interactive Software, Inc.*	502,630
135,860	Textura Corp.*	2,145,229
72,355	Tyler Technologies, Inc.*	11,364,076
138,318	Verint Systems, Inc.*	5,063,822
70,257	Web.com Group, Inc.*	1,322,939
102,970	WebMD Health Corp.*	5,262,797
60,990	WEX, Inc.*	4,428,484
70,527	Wix.com Ltd.*	1,440,161

		164,075,104

	Technology Hardware & Equipment - 3.4%
22,500	Alliance Fiber Optic Products, Inc.*	323,325
109,911	CDW Corp. of Delaware	4,226,078
244,364	Ciena Corp.*	4,342,348
5,999	Coherent, Inc.*	463,543
22,646	DTS, Inc.*	504,553
51,600	ePlus, Inc.*	4,887,036
63,070	FEI Co.	4,569,422
17,587	InterDigital, Inc.	792,118
68,729	Ixia*	657,737
214,650	NetScout Systems, Inc.*	4,625,707
7,840	Plantronics, Inc.	351,467
61,600	Rogers Corp.*	2,924,152
34,251	Ubiquiti Networks, Inc.*	1,014,172
17,177	Universal Display Corp.*	843,391

		30,525,049

	Telecommunication Services - 0.5%
117,400	Cincinnati Bell, Inc.*	380,376
21,900	IDT Corp. Class B	278,130
57,100	Inteliquent, Inc.	980,978

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

540,729	Vonage Holdings Corp.*		$2,773,940

			4,413,424

	Transportation - 1.3%
5,586	Alaska Air Group, Inc.		393,254
9,135	Allegiant Travel Co.		1,465,893
182,723	Celadon Group, Inc.		1,450,821
43,000	Hawaiian Holdings, Inc.*		1,514,030
26,900	JetBlue Airways Corp.*		573,239
133,482	Knight Transportation, Inc.		3,266,305
133,390	Marten Transport Ltd.		2,238,284
27,500	Werner Enterprises, Inc.		664,125

			11,565,951

	Total Common Stocks (cost $924,263,999)		880,065,125

Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Imperial Holdings, Inc., Expires 4/11/19*(1)		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $924,263,999)		880,065,125

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
1,505,274	BlackRock Liquidity Funds TempFund Portfolio		1,505,274
93,162	Federated Prime Obligations Fund		93,162

	Total Short-Term Investments (cost $1,598,436)		1,598,436

	Total Investments (cost $925,862,435)^	99.2%	$881,663,561
	Other Assets and Liabilities	0.8%	7,036,542

	Total Net Assets	100.0%	$888,700,103

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Effective March 1, 2016, the Fund changed its name to The Hartford Small Cap Growth Fund.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$94,515,709
Unrealized Depreciation	(138,714,583)

Net Unrealized Depreciation	$(44,198,874)

*	Non-income producing.
(1)

The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
12/2014	1,613	Imperial Holdings, Inc., Warrants	$—

At January 31, 2016, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

The Hartford SmallCap Growth Fund
Schedule of Investments January 31, 2016 (Unaudited)

Diversification by Sector

as of January 31, 2016

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	17.2%
Consumer Staples	5.0
Energy	1.1
Financials	8.8
Health Care	24.6
Industrials	13.0
Information Technology	24.5
Materials	4.3
Telecommunication Services	0.5
Total	99.0%
Short-Term Investments	0.2
Other Assets & Liabilities	0.8
Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The Hartford SmallCap Growth Fund
Schedule of Investments January 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Automobiles & Components	$7,729,434	$7,729,434	$—	$—
Banks	30,271,707	30,271,707	—	—
Capital Goods	66,827,063	66,827,063	—	—
Commercial & Professional Services	37,168,302	37,168,302	—	—
Consumer Durables & Apparel	46,624,478	46,624,478	—	—
Consumer Services	48,778,383	48,778,383	—	—
Diversified Financials	15,404,930	15,404,930	—	—
Energy	9,447,786	9,447,786	—	—
Food & Staples Retailing	23,577,191	23,577,191	—	—
Food, Beverage & Tobacco	19,170,929	19,170,929	—	—
Health Care Equipment & Services	98,098,748	98,098,748	—	—
Household & Personal Products	1,489,024	1,489,024	—	—
Insurance	15,883,831	15,883,831	—	—
Materials	37,883,247	37,883,247	—	—
Media	1,972,620	1,972,620	—	—
Pharmaceuticals, Biotechnology & Life Sciences	121,331,798	121,331,798	—	—
Real Estate	16,666,665	16,666,665	—	—
Retailing	47,926,925	47,926,925	—	—
Semiconductors & Semiconductor Equipment	23,232,536	23,232,536	—	—
Software & Services	164,075,104	164,075,104	—	—
Technology Hardware & Equipment	30,525,049	30,525,049	—	—
Telecommunication Services	4,413,424	4,413,424	—	—
Transportation	11,565,951	11,565,951	—	—
Warrants	—	—	—	—
Short-Term Investments	1,598,436	1,598,436	—	—

Total	$881,663,561	$881,663,561	$—	$—

(1)	For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Value Opportunities Fund
Schedule of Investments January 31, 2016 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Banks - 9.9%
155,967	Citigroup, Inc.	$6,641,075
123,636	JP Morgan Chase & Co.	7,356,342
28,933	M&T Bank Corp.	3,187,838
69,270	PNC Financial Services Group, Inc.	6,002,245

		23,187,500

	Capital Goods - 3.8%
67,683	Eaton Corp. plc	3,418,668
58,031	Generac Holdings, Inc.*	1,649,241
217,800	Sanwa Holdings Corp.	1,544,093
14,583	Sulzer AG	1,329,996
23,281	WESCO International, Inc.*	940,087

		8,882,085

	Consumer Durables & Apparel - 2.4%
11,402,000	Global Brands Group Holding Ltd.*	1,750,705
22,967	Ralph Lauren Corp.	2,583,788
83,966	Vera Bradley, Inc.*	1,241,017

		5,575,510

	Consumer Services - 2.8%
80,618	Las Vegas Sands Corp.	3,635,872
68,400	Melco Crown Entertainment Ltd. ADR	1,042,416
15,733	Norwegian Cruise Line Holdings Ltd.*	713,806
341,600	Sands China Ltd.	1,193,121

		6,585,215

	Diversified Financials - 2.9%
108,046	Markit, Ltd.*	3,064,184
85,980	Raymond James Financial, Inc.	3,766,784
73,500	Solar Cayman Ltd.*(1)(2)(3)	15,876

		6,846,844

	Energy - 11.5%
61,068	Anadarko Petroleum Corp.	2,387,148
74,500	Cabot Oil & Gas Corp.	1,545,875
139,163	Canadian Natural Resources Ltd.	2,958,605
235,833	Cobalt International Energy, Inc.*	893,807
42,603	Diamondback Energy, Inc.*	3,218,657
110,497	Halliburton Co.	3,512,700
36,965	Helmerich & Payne, Inc.	1,877,822
41,878	HollyFrontier Corp.	1,464,474
160,571	Marathon Oil Corp.	1,562,356
39,135	National Oilwell Varco, Inc.	1,273,453
19,110	Pioneer Natural Resources Co.	2,368,684
104,085	QEP Resources, Inc.	1,334,370
258,518	Southwestern Energy Co.*	2,298,225
257,500	Trican Well Service Ltd.*	310,639

		27,006,815

	Food, Beverage & Tobacco - 1.5%
62,752	British American Tobacco plc	3,496,758

	Health Care Equipment & Services - 0.7%
77,100	Envision Healthcare Holdings, Inc.*	1,703,910

	Household & Personal Products - 0.6%
57,100	Coty, Inc. Class A	1,405,231

	Insurance - 11.9%
92,070	American International Group, Inc.	5,200,114
73,548	Arthur J Gallagher & Co.	2,768,347
213,568	MetLife, Inc.	9,535,811
130,620	Principal Financial Group, Inc.	4,963,560
56,587	Torchmark Corp.	3,074,937
87,656	Unum Group	2,510,468

		28,053,237

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

	Materials - 7.0%
35,300	Bemis Co., Inc.	$1,689,811
39,081	Cabot Corp.	1,576,528
47,847	Celanese Corp. Series A	3,046,418
134,580	Constellium N.V. Class A*	842,471
148,356	Huntsman Corp.	1,280,312
42,200	Norbord, Inc.	736,821
33,000	Nucor Corp.	1,289,310
103,496	Reliance Steel & Aluminum Co.	5,893,062

		16,354,733

	Media - 1.6%
75,200	Quebecor, Inc. Class B	1,905,632
120,551	Sky plc	1,865,240

		3,770,872

	Pharmaceuticals, Biotechnology & Life Sciences - 13.8%
8,948	Allergan plc*	2,545,080
63,592	AstraZeneca plc ADR	2,048,934
6,749	Biogen, Inc.*	1,842,882
85,491	Bristol-Myers Squibb Co.	5,314,120
196,134	Merck & Co., Inc.	9,938,110
133,806	Mylan N.V.*	7,050,238
15,346	Perrigo Co. plc	2,218,725
42,397	TESARO, Inc.*	1,464,392

		32,422,481

	Real Estate - 6.2%
46,507	American Tower Corp. REIT	4,387,470
5,396	AvalonBay Communities, Inc. REIT	925,360
11,200	Boston Properties, Inc. REIT	1,301,552
128,661	Columbia Property Trust, Inc. REIT	2,865,281
16,451	Equity LifeStyle Properties, Inc. REIT	1,084,450
111,511	Host Hotels & Resorts, Inc. REIT	1,544,427
7,700	SL Green Realty Corp. REIT	743,897
71,700	STORE Capital Corp. REIT	1,777,443

		14,629,880

	Retailing - 0.3%
571,800	Allstar Co.*(1)(2)(3)	620,060

	Semiconductors & Semiconductor Equipment - 2.0%
41,000	Silicon Motion Technology Corp. ADR	1,274,690
46,355	Synaptics, Inc.*	3,398,285

		4,672,975

	Software & Services - 1.6%
5,023	Alphabet, Inc. Class A*	3,824,261

	Technology Hardware & Equipment - 6.3%
136,515	ARRIS International plc*	3,477,037
301,383	Cisco Systems, Inc.	7,169,902
2,280	Samsung Electronics Co., Ltd.	2,205,791
42,012	Western Digital Corp.	2,015,736

		14,868,466

	Telecommunication Services - 2.8%
42,263	T-Mobile US, Inc.*	1,696,860
97,729	Verizon Communications, Inc.	4,883,518

		6,580,378

	Transportation - 3.6%
123,184	CSX Corp.	2,835,696
49,488	Genesee & Wyoming, Inc. Class A*	2,453,615
17,400	Norfolk Southern Corp.	1,226,700
21,608	United Parcel Service, Inc. Class B	2,013,865

		8,529,876

	Utilities - 6.3%
15,500	Edison International	957,900
193,691	Exelon Corp.	5,727,443

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

96,641	OGE Energy Corp.		$2,534,893
103,249	PG&E Corp.		5,669,403

			14,889,639

	Total Common Stocks (cost $274,890,879)		233,906,726

	Total Long-Term Investments (cost $274,890,879)		233,906,726

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
273,245	Federated Prime Obligations Fund		273,245

	Total Short-Term Investments (cost $273,245)		273,245

	Total Investments (cost $275,164,124)^	99.6%	$234,179,971
	Other Assets and Liabilities	0.4%	842,912

	Total Net Assets	100.0%	$235,022,883

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$		9,154,113
Unrealized Depreciation			(50,138,266)

Net Unrealized Depreciation		$	(40,984,153)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2016, the aggregate value of these securities was $635,936, which represents 0.3% of total net assets.
2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744
03/2007	73,500	Solar Cayman Ltd.	21,542

			$270,286

At January 31, 2016, the aggregate value of these securities was $635,936, which represents 0.3% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2016, the aggregate fair value of these securities was $635,936, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Value Opportunities Fund
Schedule of Investments – (continued) January 31, 2016 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2016
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
GBP	Sell	03/16/16	CBK	$4,016,657	$3,769,174	$247,483

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Value Opportunities Fund
Schedule of Investments January 31, 2016 (Unaudited)

Diversification by Sector

as of January 31, 2016

Sector	Percentage of Net Assets

Equity Securities
Consumer Discretionary	6.8%
Consumer Staples	2.1
Energy	11.5
Financials	30.9
Health Care	14.5
Industrials	7.7
Information Technology	9.9
Materials	7.0
Telecommunication Services	2.8
Utilities	6.3

Total	99.5%

Short-Term Investments	0.1
Other Assets & Liabilities	0.4

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

The Hartford Value Opportunities Fund
Schedule of Investments January 31, 2016 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3
Assets
Common Stocks
Banks	$23,187,500	$23,187,500	$—	$—
Capital Goods	8,882,085	6,007,996	2,874,089	—
Consumer Durables & Apparel	5,575,510	3,824,805	1,750,705	—
Consumer Services	6,585,215	5,392,094	1,193,121	—
Diversified Financials	6,846,844	6,830,968	—	15,876
Energy	27,006,815	27,006,815	—	—
Food, Beverage & Tobacco	3,496,758	—	3,496,758	—
Health Care Equipment & Services	1,703,910	1,703,910	—	—
Household & Personal Products	1,405,231	1,405,231	—	—
Insurance	28,053,237	28,053,237	—	—
Materials	16,354,733	16,354,733	—	—
Media	3,770,872	1,905,632	1,865,240	—
Pharmaceuticals, Biotechnology & Life Sciences	32,422,481	32,422,481	—	—
Real Estate	14,629,880	14,629,880	—	—
Retailing	620,060	—	—	620,060
Semiconductors & Semiconductor Equipment	4,672,975	4,672,975	—	—
Software & Services	3,824,261	3,824,261	—	—
Technology Hardware & Equipment	14,868,466	12,662,675	2,205,791	—
Telecommunication Services	6,580,378	6,580,378	—	—
Transportation	8,529,876	8,529,876	—	—
Utilities	14,889,639	14,889,639	—	—
Short-Term Investments	273,245	273,245	—	—
Foreign Currency Contracts(2)	247,483	—	247,483	—

Total	$234,427,454	$220,158,331	$13,633,187	$635,936

(1) For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended January 31, 2016:

	Common Stocks	Total
Beginning balance	$336,789	$336,789
Purchases	-	-
Sales	-	-
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	-	-
Net change in unrealized appreciation/depreciation	299,147	299,147
Transfers into Level 3 (1)	-	-
Transfers out of Level 3 (1)	-	-
Ending balance	$635,936	$635,936

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2016 was $299,147.

(1)	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
a)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
b)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
c)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio investments and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio investments or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign investments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that a Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, a Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. A composite bid price is used, which is an average of the dealer marks and dealer runs. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days, which approximates fair value.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”).

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Company’s Treasurer or designee and a Vice President of the investment manager or designee. A Vice President of the Company with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Company’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, if applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 31, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 31, 2016	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 31, 2016	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller